Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings (loss) per share [Abstract]
Basic and diluted earnings (loss) per share
Earnings per share

Basic	2017			2016		2015
				(Restated)		(Restated)

Profit (loss) attributable to equity holders of the parent		43,793		(360,789)		(214,952)
Weighted average number of ordinary shares outstanding (shares/thousand)		45,637		45,637		45,637

Basic profit (loss) per share	R$	0.9596	R$	(7.9057)	R$	(4.7101)

Diluted	2017			2016		2015
				(Restated)		(Restated)

Profit (loss) attributable to equity holders of the parent		43,793		(360,789)		(214,952)
Weighted average number of ordinary shares outstanding (shares/thousand)		45,691		45,637		45,637

Basic profit (loss) per share	R$	0.9585	R$	(7.9057)	R$	(4.7101)

Earnings per share from continuing operations

Basic	2017			2016		2015
				(Restated)		(Restated)
Profit (loss) from continuing operations attributable to equity holders of the parent		39,714		(360,830)		(210,431)
Weighted average number of ordinary shares (shares/thousand)		45,637		45,637		45,637

Basic profit (loss) per share	R$	0.8702	R$	(7.9066)	R$	(4.6110)

Diluted	2017			2016		2015
				(Restated)		(Restated)
Profit (loss) from continuing operations attributable to equity holders of the parent		39,714		(360,830)		(210,431)
Weighted average number of ordinary shares (shares/thousand)		45,691		45,637		45,637

Diluted profit (loss) per share	R$	0.8692	R$	(7.9066)	R$	(4.6110)